PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 77.2%
	COMMODITY - 6.7%
6,489	ProShares Ultra Gold(a)					$ 606,592

	EQUITY - 70.5%
4,571	Communication Services Select Sector SPDR Fund					442,518
1,520	Consumer Discretionary Select Sector SPDR Fund					341,012
6,869	Emerging Markets Internet ETF (The)					236,843
9,551	Financial Select Sector SPDR Fund					461,600
3,143	Industrial Select Sector SPDR Fund					414,122
1,329	Invesco QQQ Trust Series 1					679,425
3,538	iShares MSCI USA Momentum Factor ETF					732,083
1,764	iShares Russell 1000 Growth ETF					708,387
2,872	iShares Russell 1000 Value ETF					531,693
10,370	Real Estate Select Sector SPDR Fund					421,748
14,432	SPDR Portfolio S&P 500 ETF					994,942
5,621	Utilities Select Sector SPDR Fund					425,453
						6,389,826

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,915,536)					6,996,418

	TOTAL INVESTMENTS - 77.2% (Cost $6,915,536)					$ 6,996,418
	PUT OPTIONS WRITTEN - (1.9)% (Premiums received - $111,930)					(174,738)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.7%					2,240,613
	NET ASSETS - 100.0%					$ 9,062,293

Contracts(b)
	WRITTEN FUTURE OPTIONS - (1.9)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (1.9)%
7	S&P Emini 1st Week Future	RJO	02/07/2025	$ 6,100	$ 2,007,452	$ 68,163
7	S&P Emini 3rd Week Future	RJO	01/17/2025	6,240	2,006,506	106,575
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $111,930)					174,738

PLANROCK ALTERNATIVE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
51	CBOE Volatility Index Future	RJO	01/23/2025	$ 893,402	$ 46,339
15	CBOE Volatility Index Future	RJO	06/19/2025	279,375	(1,945)
38	Micro E-mini Dow Jones Industrial Average Index Future	RJO	03/24/2025	814,587	(28,120)
14	Micro E-mini Nasdaq-100 Future	RJO	03/24/2025	594,342	(24,191)
46	Micro E-mini Russell 2000 Future	RJO	03/24/2025	517,454	(29,360)
30	Micro E-mini S&P 500 Future	RJO	03/24/2025	890,363	(28,859)
	TOTAL LONG FUTURES CONTRACTS				$ (66,136)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
22	CBOE Volatility Index Future	RJO	02/20/2025	$ 393,158	$ (9,056)
26	CBOE Volatility Index Future	RJO	04/17/2025	475,800	(2,696)
17	CBOE Volatility Index Future	RJO	07/17/2025	321,667	6,066
8	CBOT U.S. Treasury Bond Future	RJO	03/21/2025	910,750	25,625
15	CME Australian Dollar Currency Future	RJO	03/18/2025	928,500	28,905
15	CME British Pound Currency Future	RJO	03/18/2025	1,172,156	(547)
24	CME Canadian Dollar Currency Future	RJO	03/19/2025	1,673,400	27,383
10	CME Euro Foreign Exchange Currency Future	RJO	03/18/2025	1,298,563	20,340
45	Three-Month SOFR Future	RJO	03/17/2026	10,806,187	(8,721)
	TOTAL SHORT FUTURES CONTRACTS				$ 87,299

	TOTAL FUTURES CONTRACTS				$ 21,163

CBOE	- Chicago Board Options Exchange
CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
RJO	- R.J. O'Brien & Associates, LLC
SOFR	- Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

PLANROCK MARKET NEUTRAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 72.2%
	ALTERNATIVE - 10.7%
10,869	iMGP DBi Managed Futures Strategy ETF					$ 284,333

	EQUITY - 61.5%
6,053	iShares Emerging Markets Dividend ETF					156,349
3,592	Pacer US Small Cap Cash Cows 100 ETF					158,084
15,953	Return Stacked U.S. Stocks & Futures Yield ETF(a)					323,846
6,288	Schwab US Dividend Equity ETF					171,788
1,373	Vanguard High Dividend Yield ETF					175,181
2,396	Vanguard International High Dividend Yield ETF					162,640
3,761	WisdomTree Emerging Markets High Dividend Fund					152,283
4,948	WisdomTree US SmallCap Dividend Fund					169,964
6,772	Xtrackers MSCI EAFE High Dividend Yield Equity ETF					164,492
						1,634,627

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,966,416)					1,918,960

	TOTAL INVESTMENTS - 72.2% (Cost $1,966,416)					$ 1,918,960
	PUT OPTIONS WRITTEN - (1.9)% (Premiums received - $31,980)					(49,925)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 29.7%					789,878
	NET ASSETS - 100.0%					$ 2,658,913

Contracts(b)
	WRITTEN FUTURE OPTIONS - (1.9)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (1.9)%
2	S&P Emini 1st Week Future	RJO	02/07/2025	$ 6,100	$ 573,558	$ 19,475
2	S&P Emini 3rd Week Future	RJO	01/17/2025	6,240	573,287	30,450
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $31,980)					49,925

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
12	CBOE Volatility Index Future		RJO	01/23/2025	$ 210,212	$ 10,903
5	CBOE Volatility Index Future		RJO	06/19/2025	93,125	(580)
	TOTAL LONG FUTURES CONTRACTS					$ 10,323

PLANROCK MARKET NEUTRAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
6	CBOE Volatility Index Future	RJO	02/20/2025	$ 107,225	$ (1,680)
8	CBOE Volatility Index Future	RJO	04/17/2025	146,400	(456)
4	CBOE Volatility Index Future	RJO	07/17/2025	75,686	514
4	ICE US mini MSCI EAFE Index Future	RJO	03/24/2025	453,500	15,040
5	ICE US MSCI Emerging Markets EM Index Future	RJO	03/24/2025	268,450	9,925
29	Micro E-mini Russell 2000 Future	RJO	03/24/2025	326,221	18,481
21	Micro E-mini S&P 500 Future	RJO	03/24/2025	623,254	20,197
	TOTAL SHORT FUTURES CONTRACTS				$ 62,021

	TOTAL FUTURES CONTRACTS				$ 72,344

CBOE	- Chicago Board Options Exchange
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
RJO	- R.J. O'Brien & Associates, LLC

(a)	Non-income producing security.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.